MFRA NQM Depositor, LLC ABS-15G

Exhibit 99.04

Data Field	Discrepancy Count	Total	Percentage
Loan ID	1	945	0.11%
Originaton Date	1	945	0.11%
Loan Amount	1	945	0.11%
Interest Rate	6	945	0.63%
1st Pay Date	1	945	0.11%
Maturity Date	3	945	0.32%
Original Term	1	945	0.11%
Original Payment	10	945	1.06%
Credit Score	26	945	2.75%
DSCR	349	945	36.93%
Loan Purpose	14	945	1.48%
As Is Value	2	945	0.21%
Foreign National	6	945	0.63%
Short-Term Rental	4	945	0.42%
Total	425	13230	3.21%